PREFERRED SHARES	12 Months Ended
Dec. 31, 2018
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED SHARES
PREFERRED SHARES

at December 31	Number of Shares Outstanding	Current Yield	Annual Dividend Per Share	Redemption Price Per Share	Redemption and Conversion Option Date	Right to Convert Into[1,2]	2018	2017	2016
	(thousands)						(millions of Canadian $)[3]

Cumulative First Preferred Shares
Series 1	9,498	3.266%	$0.8165	$25.00	December 31, 2019	Series 2	233	233	233
Series 2	12,502	Floating[4]	Floating	$25.00	December 31, 2019	Series 1	306	306	306
Series 3	8,533	2.152%	$0.538	$25.00	June 30, 2020	Series 4	209	209	209
Series 4	5,467	Floating[4]	Floating	$25.00	June 30, 2020	Series 3	134	134	134
Series 5	12,714	2.263%	$0.56575	$25.00	January 30, 2021	Series 6	310	310	310
Series 6	1,286	Floating[4]	Floating	$25.00	January 30, 2021	Series 5	32	32	32
Series 7	24,000	4.00%	$1.00	$25.00	April 30, 2019	Series 8	589	589	589
Series 9	18,000	4.25%	$1.0625	$25.00	October 30, 2019	Series 10	442	442	442
Series 11	10,000	3.80%	$0.95	$25.00	November 30, 2020	Series 12	244	244	244
Series 13	20,000	5.50%	$1.375	$25.00	May 31, 2021	Series 14	493	493	493
Series 15	40,000	4.90%	$1.225	$25.00	May 31, 2022	Series 16	988	988	988
Carrying value							3,980	3,980	3,980

1
Each of the even-numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10), 2.96 per cent (Series 12), 4.69 per cent (Series 14) and 3.85 per cent (Series 16). These rates reset quarterly with the then current T-Bill rate.

2
The odd-numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then five-year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), 2.96 per cent (Series 11), 4.69 per cent, subject to a minimum of 5.50 per cent (Series 13) and 3.85 per cent, subject to a minimum of 4.90 per cent (Series 15).

3	Net of underwriting commissions and deferred income taxes.

4
The floating quarterly dividend rate for the Series 2 preferred shares is 3.633 per cent and for the Series 4 preferred shares is 2.993 per cent for the period starting December 31, 2018 to, but excluding, March 29, 2019. The floating quarterly dividend rate for the Series 6 preferred shares is 3.086 per cent for the period starting October 30, 2018 to, but excluding, January 30, 2019. These rates will reset each quarter going forward.

In February 2016, holders of 1,285,739 Series 5 cumulative redeemable first preferred shares exercised their option to convert to Series 6 cumulative redeemable first preferred shares.
In April 2016, the Company completed a public offering of 20 million Series 13 cumulative redeemable minimum rate reset first preferred shares at $25 per share, resulting in gross proceeds of $500 million.
In November 2016, the Company completed a public offering of 40 million Series 15 cumulative redeemable minimum rate reset first preferred shares at $25 per share, resulting in gross proceeds of $1.0 billion.
The holders of preferred shares are entitled to receive a fixed cumulative quarterly preferential dividend as and when declared by the Board with the exception of Series 2, Series 4 and Series 6 preferred shares. The holders of Series 2, Series 4 and Series 6 preferred shares are entitled to receive quarterly floating rate cumulative preferential dividends as and when declared by the Board. The holders will have the right, subject to certain conditions, to convert their first preferred shares of a specified series into first preferred shares of another specified series on the conversion option date and every fifth anniversary thereafter.
TransCanada may, at its option, redeem all or a portion of the outstanding preferred shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter. In addition, Series 2, Series 4 and Series 6 preferred shares are redeemable by TransCanada at any time other than on a designated date for $25.50 per share plus all accrued and unpaid dividends on such redemption date.